Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Oct. 10, 2025 USD ($)	Jul. 10, 2025 USD ($)	Apr. 10, 2025 USD ($)	Jan. 10, 2025 USD ($)	Oct. 10, 2024 USD ($)	Jul. 10, 2024 USD ($)	Apr. 10, 2024 USD ($)	Jan. 10, 2024 USD ($) $ / shares	Feb. 16, 2023	Jul. 02, 2021 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 11, 2025 $ / shares	Aug. 04, 2025 $ / shares	May 26, 2025 $ / shares	Mar. 05, 2025 $ / shares	Nov. 01, 2024 $ / shares	Aug. 05, 2024 $ / shares	May 14, 2024 $ / shares	Mar. 05, 2024 $ / shares	Dec. 14, 2023 USD ($)	Jun. 28, 2022 USD ($)
Common Stock [Abstract]
Reverse stock split ratio									0.1
Dividends payable											$ 2,745	$ 5,297	$ 491
Dividends paid											9,488	10,750	6,031
Dividends declared											6,936	15,556	1,974
Aggregate offering price																						$ 30,000
Gross proceeds											$ 845	$ 5,823	$ 8
Dividend payable (in shares) | shares										1
Exercise price of Rights (in dollars per share) | $ / shares											$ 30
Holding period before Rights become exercisable after announcement											10 days
Threshold beneficial ownership percentage by individual											10.00%
Threshold beneficial ownership percentage by passive institutional investor											15.00%
Threshold percentage of assets, cash flow or earning power sold or transferred											50.00%
Redemption price of Rights (in dollars per share) | $ / shares											$ 0.0001
Number of Rights exercised (in shares) | shares											0	0	0
Repurchase of common stock (in shares) | shares											0	519,041	375,531
Average price of repurchased shares (in dollars per share) | $ / shares												$ 9.35	$ 4.45
Repurchase of common stock												$ 4,850	$ 1,679
June 2022 Repurchase Plan [Member]
Common Stock [Abstract]
Authorized amount under share repurchase plan																							$ 5,000
December 2023 Repurchase Plan [Member]
Common Stock [Abstract]
Authorized amount under share repurchase plan													$ 25,000
Series A Participating Preferred Share [Member]
Common Stock [Abstract]
Number of shares called by each warrant/Right held (in shares) | shares											0.001
At-the-Market Offering Program [Member]
Common Stock [Abstract]
Shares issued (in shares) | shares											0	576,120	1,099
Gross proceeds												$ 5,091	$ 8
Offering expenses												$ 295	$ 199
Regular Quarterly Dividend for Q3-2025 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Nov. 11, 2025
Dividend payable per share (in dollars per share) | $ / shares														$ 0.13
Dividend payable, date of record											Dec. 29, 2025
Dividend payable, date to be paid											Jan. 09, 2026
Regular Quarterly Dividend for Q3-2025 [Member] | Other Current Liabilities [Member]
Common Stock [Abstract]
Dividends payable											$ 2,745
Regular Quarterly Dividend for Q2-2025 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Aug. 04, 2025
Dividend payable per share (in dollars per share) | $ / shares															$ 0.05
Dividend payable, date of record											Sep. 29, 2025
Dividend payable, date to be paid											Oct. 10, 2025
Dividends paid	$ 1,056
Regular Quarterly Dividend for Q1-2025 [Member]
Common Stock [Abstract]
Dividend payable, date declared											May 26, 2025
Dividend payable per share (in dollars per share) | $ / shares																$ 0.05
Dividend payable, date of record											Jun. 27, 2025
Dividend payable, date to be paid											Jul. 10, 2025
Dividends paid		$ 1,045
Regular Quarterly Dividend for Q4-2024 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Mar. 05, 2025
Dividend payable per share (in dollars per share) | $ / shares																	$ 0.1
Dividend payable, date of record											Mar. 27, 2025
Dividend payable, date to be paid											Apr. 10, 2025
Dividends paid			$ 2,090
Regular Quarterly Dividend for Q3-2024 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Nov. 01, 2024
Dividend payable per share (in dollars per share) | $ / shares																		$ 0.26
Dividend payable, date of record											Dec. 27, 2024
Dividend payable, date to be paid											Jan. 10, 2025
Dividends paid				$ 5,297
Regular Quarterly Dividend for Q2-2024 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Aug. 05, 2024
Dividend payable per share (in dollars per share) | $ / shares																			$ 0.25
Dividend payable, date of record											Sep. 27, 2024
Dividend payable, date to be paid											Oct. 10, 2024
Dividends paid					$ 5,150
Regular Quarterly Dividend for Q1-2024 [Member]
Common Stock [Abstract]
Dividend payable, date declared											May 14, 2024
Dividend payable per share (in dollars per share) | $ / shares																				$ 0.025
Dividend payable, date of record											Jun. 25, 2024
Dividend payable, date to be paid											Jul. 10, 2024
Dividends paid						$ 3,108
Special Dividend for Q1-2024 [Member]
Common Stock [Abstract]
Dividend payable per share (in dollars per share) | $ / shares																				$ 0.125
Regular Quarterly Dividend for Q4-2023 [Member]
Common Stock [Abstract]
Dividend payable, date declared											Mar. 05, 2024
Dividend payable per share (in dollars per share) | $ / shares																					$ 0.025
Dividend payable, date of record											Mar. 25, 2024
Dividend payable, date to be paid											Apr. 10, 2024
Dividends paid							$ 2,001
Special Dividend for Q4-2023 [Member]
Common Stock [Abstract]
Dividend payable per share (in dollars per share) | $ / shares																					$ 0.075
Regular Quarterly Dividend for Q3-2023 [Member]
Common Stock [Abstract]
Dividend payable per share (in dollars per share) | $ / shares								$ 0.025
Dividend payable, date of record											Dec. 22, 2023
Dividend payable, date to be paid											Jan. 10, 2024
Dividends paid								$ 491